Label	Element	Value
UBS Select 100% US Treasury Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select 100% US Treasury Institutional Fund Fund summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, 100% US Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of 100% US Treasury Master Fund, including management fees allocated from 100% US Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	”Other expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock
*
Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement for the first year only. The fund invests in securities through an underlying master fund, 100% US Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of 100% US Treasury Master Fund, including management fees allocated from 100% US Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.

Strategy [Heading]	rr_StrategyHeading	Principal strategies Principal investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, under normal circumstances, the fund invests exclusively in a diversified portfolio of high quality, US Treasury money market instruments and may also hold cash.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. In order to qualify as a “government money market fund” under federal regulations, the fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities); however, as noted above, the fund expects to further limit its investments, and under normal circumstances, the fund invests exclusively in a diversified portfolio of high quality, US Treasury money market instruments and may also hold cash. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some state. The fund generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance.
The Fund will generally hold a portion of its assets in cash for operational purposes.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information quoted for the fund as the fund has not yet operated for a full calendar year as of the date of this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information quoted for the fund as the fund has not yet operated for a full calendar year as of the date of this prospectus.
UBS Select 100% US Treasury Institutional Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the fund.
UBS Select 100% US Treasury Institutional Fund | Risk Money Market Fund Price Fluctuates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s share price.
UBS Select 100% US Treasury Institutional Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
UBS Select 100% US Treasury Institutional Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
UBS Select 100% US Treasury Institutional Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Select 100% US Treasury Institutional Fund | Credit risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.
UBS Select 100% US Treasury Institutional Fund | Interest rate risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

UBS Select 100% US Treasury Institutional Fund | U S Government securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Securities issued or guaranteed by the US Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the timely payment of interest or principal, which could result in losses to the fund (e.g., Congressional debt ceiling impasses).

UBS Select 100% US Treasury Institutional Fund | Market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

UBS Select 100% US Treasury Institutional Fund | Liquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception. If this happens, the fund’s ability to redeem its shares for cash may be affected.

UBS Select 100% US Treasury Institutional Fund | Management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.
UBS Select 100% US Treasury Institutional Fund | US withholding tax risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
US withholding tax risk: The fund generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance. Thus, the fund generally expects its distributions to be exempt from US withholding tax when paid to non-US investors. However, there can be no assurance that all of the fund’s distributions will be exempt from US withholding tax.

UBS Select 100% US Treasury Institutional Fund | New fund risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	New fund risk: The fund is new with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.
UBS Select 100% US Treasury Institutional Fund | UBS Select 100% US Treasury Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	2.90%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.08%	[1]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.90%	[1],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.18%	[1],[3]
1 year	rr_ExpenseExampleYear01	$ 18
3 years	rr_ExpenseExampleYear03	$ 677

[1]
The fund invests in securities through an underlying master fund, 100% US Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of 100% US Treasury Master Fund, including management fees allocated from 100% US Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.

[2]	”Other expenses” are based on estimated amounts for the current fiscal year.
[3]
The fund and UBS Asset Management (Americas) LLC (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund’s operating expenses through August 31, 2025 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.18%. The fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreements may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.